Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
The Cook & Bynum Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Cook & Bynum Fund
Average Annual Return, Percent	9.42%	4.62%	3.27%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	31.76%	12.19%	9.39%